Plant and equipment (Detail Textuals) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 29, 2017 CAD ($)	Dec. 31, 2018 Vehicle	Oct. 16, 2017 CAD ($) shares	Oct. 16, 2017 CNY (¥) shares	Sep. 29, 2017 CNY (¥)
Manufacturing Agreement
Plant and Equipment (Textual)
Description of purchase orders		Company's purchase orders as follows: 30% after Zongshen schedules production, and 70% after accepted vehicle delivery
Minimum purchase commitments 2019		5,000
Minimum purchase commitments 2020		20,000
Minimum purchase commitments 2021		50,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Plant and Equipment (Textual)
Description of manufacturing agreement	Payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December31, 2018, the Company had paid 90% of prototype tooling and molds and 36% of the mass production tooling and molds
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Plant and Equipment (Textual)
Agreement estimated cost	$ 1.8				¥ 9.5
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Plant and Equipment (Textual)
Agreement estimated cost	$ 7.8				¥ 39.3
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Plant and Equipment (Textual)
Agreement estimated cost			$ 1.8	¥ 9.5
Share pledge agreement common shares | shares			400,000	400,000